Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Expense associated with each component	The expense associated with each component is as follows:

	2020	2019
	$	$
Stock options	1,059	550
DSUs	560	109
	1,619	659

Changes in stock options
The changes in the number of stock options during the fiscal year ended December 31, 2020 and 2019 were as follows:

	2020		2019
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,692,347	5.41	1,546,700	0.98
Options granted	65,050	29.04	601,347	13.59
Options forfeited	(48,325)	10.19	(21,000)	2.14
Options exercised	(192,431)	1.77	(434,700)	1.13

Options outstanding – December 31	1,516,641	6.73	1,692,347	5.41
Options exercisable – December 31	917,162	2.38	943,300	0.99

Stock options outstanding and exercisable by range of exercise prices
The following table is a summary of the Company’s share options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	899,300	6.30	0.0001 - 1.09	810,900

8.86 - 11.06	215,420	9.96	8.86 - 11.06	36,400
15.79 - 16.00	377,089	8.78	15.79 - 16.00	69,862
26.43 - 64.19	24,832	9.89	26.43 - 64.19	—
	1,516,641	7.50		917,162

The following table is a summary of the Company’s share options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	1,079,400	7.73	0.0001 - 1.09	934,100
3.09 - 3.43	23,200	8.95	3.09 - 3.43	9,200
8.86 - 11.06	181,600	11.18	8.86 - 11.06	—
15.79 - 16.00	408,147	9.79	15.79 - 16.00	—
26.43 - 64.19	—	—	26.43 - 64.19	—
	1,692,347	8.38		943,300

Number and weighted average remaining contractual life of stock options outstanding and exercisable
The following table is a summary of the Company’s share options outstanding as at December 31, 2020:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	899,300	6.30	0.0001 - 1.09	810,900

8.86 - 11.06	215,420	9.96	8.86 - 11.06	36,400
15.79 - 16.00	377,089	8.78	15.79 - 16.00	69,862
26.43 - 64.19	24,832	9.89	26.43 - 64.19	—
	1,516,641	7.50		917,162

The following table is a summary of the Company’s share options outstanding as at December 31, 2019:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	1,079,400	7.73	0.0001 - 1.09	934,100
3.09 - 3.43	23,200	8.95	3.09 - 3.43	9,200
8.86 - 11.06	181,600	11.18	8.86 - 11.06	—
15.79 - 16.00	408,147	9.79	15.79 - 16.00	—
26.43 - 64.19	—	—	26.43 - 64.19	—
	1,692,347	8.38		943,300

Number of DSUs granted
The following table presents information concerning the number of DSUs granted by the Company:

#
DSUs – January 1, 2019	—
Granted (at C$16 per unit)	36,250

DSUs – December 31, 2019	36,250
Granted (at C$26.43 - $45.54 per unit)	15,833
Released (at C$16.00 - 45.54 per unit)	(5,883)
Forfeited (at C$38.87 per unit)	(2,058)

DSUs - December 31, 2020	44,142